Dear Investor:

You've heard all the talk. Pick up virtually any financial magazine or retirement planning guide and you'll find the same messages:

* You can't count on Social Security as a major source of retirement income it may only provide a small portion of the income you'll need.
* Consider the impact of inflation and taxes on your retirement savings together they can erode your investment earnings.
* Americans are living longer than ever and that means you'll spend more years in your retirement.
* Ample personal savings are critical to enjoying a comfortable lifestyle in your retirement.

Ask yourself, "Am I prepared for a comfortable retirement?" If not, you'll be glad to know the road to retirement can be a little easier ... if your investments have growth potential.

           [GRAPHIC: MOUNTAIN GRAPH PLOTTED FROM DATA IN TABLE BELOW]

                               6/30/95      10000
                               7/31/95   10253.98
                               8/31/95   10209.16
                               9/29/95   10647.41
                              10/31/95   10677.46
                              11/30/95   11073.11
                              12/29/95   11238.38
                               1/31/96   11585.02
                               2/29/96   11710.62
                               3/29/96   11801.05
                               4/30/96   11972.52
                               5/31/96   12345.71
                               6/28/96   12431.45
                               7/31/96   12001.03
                               8/30/96   12168.13
                               9/30/96   12785.91
                              10/31/96   13050.37
                              11/29/96   13970.92
                              12/31/96   13742.05

----------------------------
YOUR IRA WOULD HAVE GROWN
OVER 37% IN THE ALL AMERICAN
EQUITY FUND
----------------------------

(Chart source:  Micropal.)

Now is the time to take action. Transfer your existing IRA to the U.S. All American Equity Fund today and jump start your financial future. If you transfer $10,000 or more, you will receive a lifetime waiver on IRA custodial fees. Just fill out the enclosed IRA transfer form - we'll take care of the rest. It's that easy.

Sincerely,


/s/ FRANK E. HOLMES
Frank E. Holmes
President and CEO

P.S. Don't delay. Put the power of growth to work for you by simply filling out the enclosed IRA transfer form.

----------
Past performance does not guarantee future results. Investment returns and principal value will fluctuate. You may have a gain or a loss when you sell shares. For more information, including charges and expenses, call 1-800-US-FUNDS. Please read the prospectus carefully before investing. Average annual rate of total return (period ending 12/31/96) for 1, 5, and 10 years are 22.28%, 11.98%, and 8.46% respectively. The U.S. All American Equity Fund reflects total returns with all dividends reinvested. Chart source: Micropal.

--------------------------------------------------------------------------------
                U.S. ALL AMERICAN EQUITY FUND IRA TRANSFER FORM

1. PRINT YOUR NAME AND ADDRESS HERE.

Name ____________________________________

Street Address __________________________

Social Security Number __________________

Daytime Phone ___________________________

2. TELL US WHERE YOUR IRA IS NOW LOCATED.

Name of Institution  ____________________

Street Address __________________________

City ____________ State _____ Zip _______

Your Account Number _____________________

3. INSTRUCT YOUR FINANCIAL INSTITUTION TO TRANSFER YOUR MONEY TO THE U.S. ALL AMERICAN EQUITY FUND.

Please liquidate [ ] all OR [ ] part ($___________) of my [ ] Regular IRA OR [ ] Rollover IRA and transfer the proceeds immediately to my IRA in the U.S. All American Equity Fund.

4. Please sign and send this form back to us.

Your signature__________________________

Date____________________________________

GUARANTEE OF YOUR SIGNATURE (CALL YOUR FINANCIAL INSTITUTION TO SEE IF THIS IS REQUIRED):

Signature of Officer____________________

Officer Title___________________________


                         -----------------------------
                              FOR OFFICE USE ONLY

                         Security Trust and Financial
                         Company, custodian of U.S.
                         Global Investor's funds
                         retirement accounts, has
                         accepted a plan for the
                         shareholder which qualifies
                         under IRS regulations and
                         will accept the transfer of
                         assets.

                         Date ________________________

                         Shareholder Name ____________

                         Social Security #____________

                         Account Number_______________

                         Authorized Signature_________

                         Please mail to:
                         P.O. BOX 781234
                         SAN ANTONIO, TX 78278-1234
                         -----------------------------

Send this completed form to: U.S. ALL AMERICAN EQUITY FUND, P.O. BOX 781234, SAN ANTONIO, TX 78278-1234